Annual Total Returns	12 Months Ended
Dec. 31, 2025
TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF | TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF Class
Prospectus [Line Items]
Annual Return [Percent]	17.27%